SUPPLEMENT DATED SEPTEMBER 19, 2012
TO
PROSPECTUSES DATED

APRIL 30, 2010
FOR KEYPORT ADVISOR, KEYPORT CHARTER AND KEYPORT LATITUDE

APRIL 30, 2004
FOR KEYPORT VISTA AND KEYPORT ADVISOR VISTA

DECEMBER 31, 2003
FOR KEYPORT ADVISOR CHARTER AND KEYPORT OPTIMA

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

In August, 2012, the Board of Trustees of the Sun Capital Advisers Trust (the “Trust”) approved, subject to shareholder approval to be sought at a shareholder meeting in November, 2012, the following action to occur on or about December 7, 2012.  The action is  part of an integration plan whereby management of the funds of the Trust will be transferred to Massachusetts Financial Services Company (“MFS”) and the Trust will be integrated into the MFS family of variable insurance funds.  The Trust and MFS are both affiliates of Sun Life Assurance Company of Canada (U.S.).
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The merger of certain Sun Capital funds into MFS Series.

If your Contract has any investment option listed in the “Existing Funds” column in the table immediately below, those options will be merged into the corresponding investment options listed in the “Successor Funds” column.  If Successor Funds which correspond with your current investment options in the Existing Funds column are not current investment options under your Contract, they will be added as investment options immediately prior to the merger date.
EXISTING FUNDS	SUCCESSOR FUNDS
1. SC WMC Large Cap Growth Fund	1. MFS Growth Series
2. SC Davis Venture Value Fund	2. MFS Research Series
3. SC WMC Blue Chip Mid Cap Fund	3. MFS Mid Cap Growth Series
4. SC Invesco Small Cap Growth Fund	4. MFS New Discovery Series
5. Sun Capital Investment Grade Bond Fund	5. MFS Research Bond Series
6. SC PIMCO Total Return Fund	6. MFS Research Bond Series
7. SC Lord Abbett Growth & Income Fund	7. MFS Value Series
8. SC PIMCO High Yield Fund	8. MFS High Yield Portfolio
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If you had Account Value allocated to any of the Existing Funds on the record date of September 4, 2012, you will receive proxy materials in early October, 2012. These proxy materials will provide additional detail surrounding the proposed transaction and should answer any questions you may have regarding the above.

Please retain this supplement with your prospectus for future reference.